Property, Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	¥ (22,395)	¥ (26,471)	¥ (15,367)
Oil and gas properties [member] | New energy resource [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	¥ 14,750	¥ 19,463	¥ 13,908
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
After-tax discount rates adopted by most oil blocks	7.20%	7.60%	5.90%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
After-tax discount rates adopted by most oil blocks	16.00%	15.00%	12.00%